Exhibit 99.2

3097 Satellite Blvd., Ste. 600, Duluth, GA 30096

770.497.9100

9 December 2024

STAR 2025-SFR5 Trust
591 West Putnam Avenue
Greenwich, CT 06830

RE: STAR 2025-SFR5 Trust (the “Issuing Entity”) HOA Discrepancy Review

Ladies and Gentlemen:

In connection with the offering (the “Offering”) of the securities of the Issuing Entity referenced above, we have conducted the HOA Discrepancy Review further described below. The review was conducted in accordance with what we believe to be customary residential title practice and was intended to assist in resolving certain discrepancies regarding whether specified properties may be subject to an active homeowners’, condominium, or other common-interest community association (each an “HOA”) as of the date hereof. A more detailed description of services performed and of our findings and conclusions is set forth below. The description below is intended to satisfy the disclosure requirements of Items 4 and 5 of FORM ABS DUE DILIGENCE-15E, which form has been provided to you concurrently herewith.

I. Manner and Scope of Review Performed (Item 4 of Form ABS Due Diligence-15E)

a. Background.

We have been informed that:

1. The securities are to be secured by, among other things, a mortgage loan (the “Mortgage Loan”) primarily secured by certain residential rental properties (the “Properties”).

2. Some of the Properties were previously designated by SOF-XII U.S. NRE Holdings, L.P. (the “Loan Sponsor”) as not being subject to an HOA (“Non-HOA Properties”).

3. Based upon a review of the Properties conducted by a third party, certain discrepancies may have been identified suggesting that certain of the Non-HOA Properties may in fact be subject to an HOA; and/or an HOA Discrepancy Review for certain properties was deemed appropriate by the Loan Sponsor.

b. Properties Subject to Review. [(1) through (3) of Item 4.]

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The Loan Sponsor and/or Loan Sponsor’s agent provided us with a list of properties with respect to which we were requested to perform our HOA Discrepancy Review (each, a “Subject Property”; collectively, the “Subject Properties”). The list of Subject Properties is attached hereto as Schedule I. Our HOA Discrepancy Review did not include “sampling” the pool.  The Subject Properties were not chosen using randomization, probability sampling, or any other statistical methodology.  Rather, the Subject Properties were identified by you.  Accordingly, they may not be representative of the entire pool, as to which we make no representation.

c. How the Review Was Conducted. [(4) of Item 4]

We applied what we believe to be customary residential title practice to locate evidence that a Subject Property may be subject to an active HOA. We and/or our third-party vendor(s) employ a variety of customary searching methods, the most salient of which are described below, that are reasonably designed to reveal evidence regarding the existence of an active HOA (the “HOA Discrepancy Review”). Every property is unique, and not every search method is employed with respect to each of the Subject Properties. These methods are intended to allow us to reach a reasonable judgment regarding the likely existence of an active HOA. However, for a variety of reasons, including the reasons described below under “Limitations of Searching Methods,” it is not possible to determine with absolute certainty that no active HOA exists with respect to the Subject Properties.

Customary Searching Methods. Set forth below are certain customary inquiries which we and our third-party vendor(s) employ to locate evidence that an active HOA may exist. As noted, not all of these methods are used for every Subject Property.

1. Review of DCCR. In some instances, inquiry is made regarding whether the property is subject to any Declaration of Covenants, Conditions and Restriction (“DCCR”) or similar documentation. Where a DCCR does exist, it may be examined to ascertain whether the creation of an HOA was contemplated.

2. Review of state registrations. A search of appropriate state records is sometimes conducted to ascertain whether an HOA has been registered as may be required by applicable law.

3. Internet searches. Standard search engines may be used to search the internet for evidence of an active HOA.

4. Review of prior mortgages. Certain mortgages to which the Subject Properties were previously subject may be reviewed, in order to ascertain whether a rider had been attached which would indicate that a Subject Property is part of a Planned Unit Development. This type of rider is intended to give the lender the right to pay any dues that may be owed, and therefore is commonly used where an active HOA is present.

5. Contacting listing agents. Inquiry is sometimes made of one or two listing agents who appear to list other properties in the same neighborhood as the Subject Property.

Page | 2

6. Contacting homeowners or residents. Inquiry is sometimes made of one or two persons owning or residing at properties in the same development as the Subject Property.

Limitations of Searching Methods.

As noted, it is not possible for any inquiry to prove with absolute certainty that no HOA exists with respect to the Subject Properties, and customary searching methods are subject to certain inherent limitations. Those limitations include, but are not limited to, the following:

It is possible for an HOA to exist even though the DCCR reviewed does not contain an explicit reference to an HOA, or there appears to be no DCCR. This may happen for a number of reasons. For example, there may have been a drafting error in the DCCR, or an important amendment to the DCCR or the DCCR itself could have been misfiled or incorrectly referenced. Old or vague descriptions can also prevent this review from being definitive. It is also possible for a DCCR to contemplate an HOA, yet nonetheless one may not be active.

It is possible for an HOA to exist and yet not be registered with relevant state agencies. In some instances, an HOA may not be legally required to be registered. Furthermore, even when such a requirement applies, there may nonetheless be an HOA that is simply not in compliance with applicable registration requirements.

Many HOAs do not establish web sites or other presence on the world-wide net. Further, internet searches are, by their nature, imprecise. Thus, the lack of applicable search “hits” from general internet searching cannot prove that an HOA is not applicable to a Subject Property.

It is possible that a Subject Property has never been subject to a prior mortgage. Even where a prior mortgage does exist, it is possible for the lender to have failed to include a PUD rider in the mortgage, even if the property had been subject to an HOA.

Even when listing agents are contacted, there is no way of ensuring that any particular agent is in fact especially knowledgeable regarding any Subject Property or the neighborhood where the property is located.

Although neighborhood residents or homeowners are sometimes contacted for information, locating contact information for such persons is a random selection process. Persons contacted may not be able or willing to answer our questions, or they may even provide inaccurate information.

d. Additional Information Regarding Scope of Review. [(5) through (8) of Item 4]

We have not undertaken any data integrity or other review beyond what is described herein, nor was our review undertaken for the purpose of:

Page | 3

1.         Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization, or

2.         Making any findings with respect to:

i.          Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.         The value of the Properties or any other collateral securing the Mortgage Loan,

iii.        Whether the originators of the Mortgage Loan complied with federal, state and local laws and regulations, or

iv.        Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the certificates that are secured by the Mortgage Loan will pay interest and principal in accordance with applicable terms and conditions.

Our HOA Discrepancy Review is limited to the procedures set forth in (c) above. Although we believe these procedures to be customary residential title practice to locate evidence that a property may be subject to an active HOA, we make no representation regarding the sufficiency of the procedures described in (c) above, either for the purpose for which this report has been requested or for any other purpose.

II. Summary of Findings and Conclusions from Our Review (Item 5 of Form ABS Due Diligence-15E)

Based upon the HOA Diligence Review conducted in accordance with the procedures outlined in Part I above, and assuming the accuracy of the information contained in the documents described therein, we concluded, as set forth in more detail in Schedule I attached hereto and subject to the limitations set forth herein, that:

To our knowledge, after inquiry as described above, none of the 546 Subject Properties set forth on Schedule I are subject to an active HOA.

Our conclusions are limited to the matters expressly stated herein, and no opinion is implied or may be inferred beyond the matters expressly stated herein.  The conclusions expressed herein are given only as of the dates set forth on Schedule I, and we undertake no responsibility to update or supplement this report after the date hereof for any reason.

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This report was prepared solely for the benefit of the addressee set forth above. It should not be relied on in any manner or for any purpose by any other person or entity, including prospective investors or ratings agencies in connection with the offering referenced above (collectively, “Third Parties”), except for placement agents involved directly with the placement of this securitization transaction. Accordingly, this report was not intended to create, and shall not be deemed to create any benefits, rights, duties, or obligations in or to, any such Third Parties.

Except as required by law, this report may not be quoted in whole or in part, including in any prospectus or offering memorandum, without our prior written consent.  In addition, this report is not assignable to any person or entity without our prior written approval.

OS National LLC

By:	/s/ Jim Duggan
Name: Jim Duggan
Title: Director of Institutional Transactions

Page | 5

Schedule I
Client Code	HOA Status
q23903a	APPARENT NON-HOA PROPERTY
q23903b	APPARENT NON-HOA PROPERTY
q23903c	APPARENT NON-HOA PROPERTY
q23903d	APPARENT NON-HOA PROPERTY
q28899	APPARENT NON-HOA PROPERTY
q28982	APPARENT NON-HOA PROPERTY
q30868	APPARENT NON-HOA PROPERTY
q30881	APPARENT NON-HOA PROPERTY
q31797	APPARENT NON-HOA PROPERTY
q32224	APPARENT NON-HOA PROPERTY
q32284	APPARENT NON-HOA PROPERTY
q32574	APPARENT NON-HOA PROPERTY
q33384	APPARENT NON-HOA PROPERTY
q33582	APPARENT NON-HOA PROPERTY
q33616	APPARENT NON-HOA PROPERTY
q33723	APPARENT NON-HOA PROPERTY
q33733	APPARENT NON-HOA PROPERTY
q33878	APPARENT NON-HOA PROPERTY
q33937	APPARENT NON-HOA PROPERTY
q34091	APPARENT NON-HOA PROPERTY
q34218	APPARENT NON-HOA PROPERTY
q34242	APPARENT NON-HOA PROPERTY
q34315	APPARENT NON-HOA PROPERTY
q34498	APPARENT NON-HOA PROPERTY
q36857	APPARENT NON-HOA PROPERTY
q38416	APPARENT NON-HOA PROPERTY
q38594	APPARENT NON-HOA PROPERTY
q38974	APPARENT NON-HOA PROPERTY
q38992	APPARENT NON-HOA PROPERTY
q38995	APPARENT NON-HOA PROPERTY
q39612	APPARENT NON-HOA PROPERTY
q40228	APPARENT NON-HOA PROPERTY
q40235	APPARENT NON-HOA PROPERTY
q40839	APPARENT NON-HOA PROPERTY
q40875	APPARENT NON-HOA PROPERTY
q41173	APPARENT NON-HOA PROPERTY
q44915	APPARENT NON-HOA PROPERTY
q45467	APPARENT NON-HOA PROPERTY
q45631	APPARENT NON-HOA PROPERTY
Page | 6

q45639	APPARENT NON-HOA PROPERTY
q45935	APPARENT NON-HOA PROPERTY
q45938	APPARENT NON-HOA PROPERTY
q45954	APPARENT NON-HOA PROPERTY
q46453	APPARENT NON-HOA PROPERTY
q46602	APPARENT NON-HOA PROPERTY
q47651	APPARENT NON-HOA PROPERTY
q47876	APPARENT NON-HOA PROPERTY
q44497	APPARENT NON-HOA PROPERTY
q38836	APPARENT NON-HOA PROPERTY
q39089	APPARENT NON-HOA PROPERTY
q39591	APPARENT NON-HOA PROPERTY
q34407	APPARENT NON-HOA PROPERTY
q38835	APPARENT NON-HOA PROPERTY
q38866	APPARENT NON-HOA PROPERTY
q39157	APPARENT NON-HOA PROPERTY
q39605	APPARENT NON-HOA PROPERTY
q39624	APPARENT NON-HOA PROPERTY
q40205	APPARENT NON-HOA PROPERTY
q40804	APPARENT NON-HOA PROPERTY
q41201	APPARENT NON-HOA PROPERTY
q45885	APPARENT NON-HOA PROPERTY
q38710	APPARENT NON-HOA PROPERTY
q39092	APPARENT NON-HOA PROPERTY
q41224	APPARENT NON-HOA PROPERTY
q39103	APPARENT NON-HOA PROPERTY
q39433	APPARENT NON-HOA PROPERTY
q39442	APPARENT NON-HOA PROPERTY
q40397	APPARENT NON-HOA PROPERTY
q40427	APPARENT NON-HOA PROPERTY
MI04845	APPARENT NON-HOA PROPERTY
MI06655	APPARENT NON-HOA PROPERTY
MI07318	APPARENT NON-HOA PROPERTY
JA04916	APPARENT NON-HOA PROPERTY
JA07277	APPARENT NON-HOA PROPERTY
JA07340	APPARENT NON-HOA PROPERTY
JA02701	APPARENT NON-HOA PROPERTY
JA03491	APPARENT NON-HOA PROPERTY
JA04234	APPARENT NON-HOA PROPERTY
JA04580	APPARENT NON-HOA PROPERTY
JA04968	APPARENT NON-HOA PROPERTY
Page | 7

JA05198	APPARENT NON-HOA PROPERTY
JA05199	APPARENT NON-HOA PROPERTY
JA05792	APPARENT NON-HOA PROPERTY
JA06098	APPARENT NON-HOA PROPERTY
JA06103	APPARENT NON-HOA PROPERTY
JA06165	APPARENT NON-HOA PROPERTY
JA06218	APPARENT NON-HOA PROPERTY
JA06253	APPARENT NON-HOA PROPERTY
JA06276	APPARENT NON-HOA PROPERTY
JA06467	APPARENT NON-HOA PROPERTY
JA06534	APPARENT NON-HOA PROPERTY
JA06543	APPARENT NON-HOA PROPERTY
JA06642	APPARENT NON-HOA PROPERTY
JA06643	APPARENT NON-HOA PROPERTY
JA06645	APPARENT NON-HOA PROPERTY
JA06650	APPARENT NON-HOA PROPERTY
JA06694	APPARENT NON-HOA PROPERTY
JA06734	APPARENT NON-HOA PROPERTY
JA06739	APPARENT NON-HOA PROPERTY
JA06796	APPARENT NON-HOA PROPERTY
JA06838	APPARENT NON-HOA PROPERTY
JA06841	APPARENT NON-HOA PROPERTY
JA06874	APPARENT NON-HOA PROPERTY
JA06883	APPARENT NON-HOA PROPERTY
JA06973	APPARENT NON-HOA PROPERTY
JA07056	APPARENT NON-HOA PROPERTY
JA07081	APPARENT NON-HOA PROPERTY
JA07104	APPARENT NON-HOA PROPERTY
JA07164	APPARENT NON-HOA PROPERTY
JA07196	APPARENT NON-HOA PROPERTY
JA07287	APPARENT NON-HOA PROPERTY
JA07335	APPARENT NON-HOA PROPERTY
JA07361	APPARENT NON-HOA PROPERTY
JA07388	APPARENT NON-HOA PROPERTY
JA07503	APPARENT NON-HOA PROPERTY
JA08516	APPARENT NON-HOA PROPERTY
TP05576	APPARENT NON-HOA PROPERTY
TP04268	APPARENT NON-HOA PROPERTY
TP04627	APPARENT NON-HOA PROPERTY
TP04739	APPARENT NON-HOA PROPERTY
TP05001	APPARENT NON-HOA PROPERTY
Page | 8

TP05911	APPARENT NON-HOA PROPERTY
TP05978	APPARENT NON-HOA PROPERTY
TP06222	APPARENT NON-HOA PROPERTY
TP06265	APPARENT NON-HOA PROPERTY
TP06306	APPARENT NON-HOA PROPERTY
TP06469	APPARENT NON-HOA PROPERTY
TP06554	APPARENT NON-HOA PROPERTY
TP06580	APPARENT NON-HOA PROPERTY
TP06727	APPARENT NON-HOA PROPERTY
TP06868	APPARENT NON-HOA PROPERTY
TP06875	APPARENT NON-HOA PROPERTY
TP07099	APPARENT NON-HOA PROPERTY
MC05842	APPARENT NON-HOA PROPERTY
MI07465	APPARENT NON-HOA PROPERTY
MI05930	APPARENT NON-HOA PROPERTY
MI06171	APPARENT NON-HOA PROPERTY
MC04121	APPARENT NON-HOA PROPERTY
MC04296	APPARENT NON-HOA PROPERTY
MC05175	APPARENT NON-HOA PROPERTY
MC05245	APPARENT NON-HOA PROPERTY
MC05897	APPARENT NON-HOA PROPERTY
MC05905	APPARENT NON-HOA PROPERTY
MC05982	APPARENT NON-HOA PROPERTY
MC06043	APPARENT NON-HOA PROPERTY
MC06271	APPARENT NON-HOA PROPERTY
MC06495	APPARENT NON-HOA PROPERTY
MC06803	APPARENT NON-HOA PROPERTY
MC06836	APPARENT NON-HOA PROPERTY
MC06909	APPARENT NON-HOA PROPERTY
MC06961	APPARENT NON-HOA PROPERTY
MC07010	APPARENT NON-HOA PROPERTY
MC07109	APPARENT NON-HOA PROPERTY
MC07116	APPARENT NON-HOA PROPERTY
MC07117	APPARENT NON-HOA PROPERTY
MC07283	APPARENT NON-HOA PROPERTY
MC07286	APPARENT NON-HOA PROPERTY
MC07426	APPARENT NON-HOA PROPERTY
MC07472	APPARENT NON-HOA PROPERTY
MC07543	APPARENT NON-HOA PROPERTY
MC07643	APPARENT NON-HOA PROPERTY
MI04315	APPARENT NON-HOA PROPERTY
Page | 9

MI07577	APPARENT NON-HOA PROPERTY
TP04559	APPARENT NON-HOA PROPERTY
TP04971	APPARENT NON-HOA PROPERTY
TP04973	APPARENT NON-HOA PROPERTY
TP05004	APPARENT NON-HOA PROPERTY
TP05109	APPARENT NON-HOA PROPERTY
TP05752	APPARENT NON-HOA PROPERTY
TP05979	APPARENT NON-HOA PROPERTY
TP06130	APPARENT NON-HOA PROPERTY
TP06131	APPARENT NON-HOA PROPERTY
TP06870	APPARENT NON-HOA PROPERTY
TP06877	APPARENT NON-HOA PROPERTY
TP06975	APPARENT NON-HOA PROPERTY
TP07462	APPARENT NON-HOA PROPERTY
MC06960	APPARENT NON-HOA PROPERTY
TP02646	APPARENT NON-HOA PROPERTY
TP03737	APPARENT NON-HOA PROPERTY
TP04861	APPARENT NON-HOA PROPERTY
TP05157	APPARENT NON-HOA PROPERTY
TP05434	APPARENT NON-HOA PROPERTY
TP05830	APPARENT NON-HOA PROPERTY
TP05992	APPARENT NON-HOA PROPERTY
TP06297	APPARENT NON-HOA PROPERTY
TP06492	APPARENT NON-HOA PROPERTY
TP06741	APPARENT NON-HOA PROPERTY
TP06839	APPARENT NON-HOA PROPERTY
TP08136	APPARENT NON-HOA PROPERTY
MC05192	APPARENT NON-HOA PROPERTY
MC06706	APPARENT NON-HOA PROPERTY
MC06748	APPARENT NON-HOA PROPERTY
MC06831	APPARENT NON-HOA PROPERTY
MC07160	APPARENT NON-HOA PROPERTY
MC07275	APPARENT NON-HOA PROPERTY
MC06493	APPARENT NON-HOA PROPERTY
MC07119	APPARENT NON-HOA PROPERTY
MC07459	APPARENT NON-HOA PROPERTY
T04243	APPARENT NON-HOA PROPERTY
T04180	APPARENT NON-HOA PROPERTY
T04960	APPARENT NON-HOA PROPERTY
T08787	APPARENT NON-HOA PROPERTY
T04794	APPARENT NON-HOA PROPERTY
T04865	APPARENT NON-HOA PROPERTY
Page | 10

T06779	APPARENT NON-HOA PROPERTY
T07469	APPARENT NON-HOA PROPERTY
T02795	APPARENT NON-HOA PROPERTY
T03304	APPARENT NON-HOA PROPERTY
T05035	APPARENT NON-HOA PROPERTY
T05425	APPARENT NON-HOA PROPERTY
T05880	APPARENT NON-HOA PROPERTY
T07523	APPARENT NON-HOA PROPERTY
T07031	APPARENT NON-HOA PROPERTY
T02730	APPARENT NON-HOA PROPERTY
T02748	APPARENT NON-HOA PROPERTY
T02952	APPARENT NON-HOA PROPERTY
T03187	APPARENT NON-HOA PROPERTY
T03269	APPARENT NON-HOA PROPERTY
T03321	APPARENT NON-HOA PROPERTY
T03590	APPARENT NON-HOA PROPERTY
T03601	APPARENT NON-HOA PROPERTY
T04132	APPARENT NON-HOA PROPERTY
T04517	APPARENT NON-HOA PROPERTY
T04589	APPARENT NON-HOA PROPERTY
T04613	APPARENT NON-HOA PROPERTY
T04674	APPARENT NON-HOA PROPERTY
T04834	APPARENT NON-HOA PROPERTY
T05640	APPARENT NON-HOA PROPERTY
T06006	APPARENT NON-HOA PROPERTY
T06077	APPARENT NON-HOA PROPERTY
T06122	APPARENT NON-HOA PROPERTY
T06475	APPARENT NON-HOA PROPERTY
T06596	APPARENT NON-HOA PROPERTY
T06609	APPARENT NON-HOA PROPERTY
T06873	APPARENT NON-HOA PROPERTY
T06936	APPARENT NON-HOA PROPERTY
T06956	APPARENT NON-HOA PROPERTY
T07015	APPARENT NON-HOA PROPERTY
T07129	APPARENT NON-HOA PROPERTY
T07273	APPARENT NON-HOA PROPERTY
T07468	APPARENT NON-HOA PROPERTY
T07544	APPARENT NON-HOA PROPERTY
T07779	APPARENT NON-HOA PROPERTY
T08185	APPARENT NON-HOA PROPERTY
Page | 11

T08315	APPARENT NON-HOA PROPERTY
T08361	APPARENT NON-HOA PROPERTY
T02859	APPARENT NON-HOA PROPERTY
T03165	APPARENT NON-HOA PROPERTY
T03508	APPARENT NON-HOA PROPERTY
T03895	APPARENT NON-HOA PROPERTY
T03940	APPARENT NON-HOA PROPERTY
T04514	APPARENT NON-HOA PROPERTY
T04578	APPARENT NON-HOA PROPERTY
T04635	APPARENT NON-HOA PROPERTY
T04664	APPARENT NON-HOA PROPERTY
T05267	APPARENT NON-HOA PROPERTY
T05339	APPARENT NON-HOA PROPERTY
T05594	APPARENT NON-HOA PROPERTY
T06449	APPARENT NON-HOA PROPERTY
T06912	APPARENT NON-HOA PROPERTY
T07101	APPARENT NON-HOA PROPERTY
T07393	APPARENT NON-HOA PROPERTY
T03227	APPARENT NON-HOA PROPERTY
T05299	APPARENT NON-HOA PROPERTY
T05336	APPARENT NON-HOA PROPERTY
T05406	APPARENT NON-HOA PROPERTY
T07153	APPARENT NON-HOA PROPERTY
T07206	APPARENT NON-HOA PROPERTY
T02218	APPARENT NON-HOA PROPERTY
T02515	APPARENT NON-HOA PROPERTY
T02723	APPARENT NON-HOA PROPERTY
T02783	APPARENT NON-HOA PROPERTY
T03028	APPARENT NON-HOA PROPERTY
T03060	APPARENT NON-HOA PROPERTY
T03870	APPARENT NON-HOA PROPERTY
T04881	APPARENT NON-HOA PROPERTY
T05131	APPARENT NON-HOA PROPERTY
T05867	APPARENT NON-HOA PROPERTY
T06086	APPARENT NON-HOA PROPERTY
T06435	APPARENT NON-HOA PROPERTY
T06628	APPARENT NON-HOA PROPERTY
T06696	APPARENT NON-HOA PROPERTY
T06844	APPARENT NON-HOA PROPERTY
T06984	APPARENT NON-HOA PROPERTY
T07002	APPARENT NON-HOA PROPERTY
Page | 12

T07255	APPARENT NON-HOA PROPERTY
T07256	APPARENT NON-HOA PROPERTY
T08006	APPARENT NON-HOA PROPERTY
T08009	APPARENT NON-HOA PROPERTY
T08551	APPARENT NON-HOA PROPERTY
T02911	APPARENT NON-HOA PROPERTY
T03342	APPARENT NON-HOA PROPERTY
T03468	APPARENT NON-HOA PROPERTY
T03778	APPARENT NON-HOA PROPERTY
T03781	APPARENT NON-HOA PROPERTY
T03984	APPARENT NON-HOA PROPERTY
T04098	APPARENT NON-HOA PROPERTY
T04119	APPARENT NON-HOA PROPERTY
T04423	APPARENT NON-HOA PROPERTY
T04539	APPARENT NON-HOA PROPERTY
T04606	APPARENT NON-HOA PROPERTY
T04658	APPARENT NON-HOA PROPERTY
T04720	APPARENT NON-HOA PROPERTY
T04832	APPARENT NON-HOA PROPERTY
T04895	APPARENT NON-HOA PROPERTY
T05118	APPARENT NON-HOA PROPERTY
T05648	APPARENT NON-HOA PROPERTY
T05662	APPARENT NON-HOA PROPERTY
T05666	APPARENT NON-HOA PROPERTY
T05812	APPARENT NON-HOA PROPERTY
T06003	APPARENT NON-HOA PROPERTY
T06107	APPARENT NON-HOA PROPERTY
T06110	APPARENT NON-HOA PROPERTY
T06184	APPARENT NON-HOA PROPERTY
T06225	APPARENT NON-HOA PROPERTY
T06237	APPARENT NON-HOA PROPERTY
T06269	APPARENT NON-HOA PROPERTY
T06464	APPARENT NON-HOA PROPERTY
T06595	APPARENT NON-HOA PROPERTY
T06649	APPARENT NON-HOA PROPERTY
T06670	APPARENT NON-HOA PROPERTY
T06890	APPARENT NON-HOA PROPERTY
T06907	APPARENT NON-HOA PROPERTY
T06954	APPARENT NON-HOA PROPERTY
T07132	APPARENT NON-HOA PROPERTY
T07423	APPARENT NON-HOA PROPERTY
Page | 13

T07466	APPARENT NON-HOA PROPERTY
T06166	APPARENT NON-HOA PROPERTY
T05003	APPARENT NON-HOA PROPERTY
T05289	APPARENT NON-HOA PROPERTY
T05305	APPARENT NON-HOA PROPERTY
T05428	APPARENT NON-HOA PROPERTY
T05946	APPARENT NON-HOA PROPERTY
T06315	APPARENT NON-HOA PROPERTY
T06728	APPARENT NON-HOA PROPERTY
T06814	APPARENT NON-HOA PROPERTY
T06959	APPARENT NON-HOA PROPERTY
T06977	APPARENT NON-HOA PROPERTY
T07549	APPARENT NON-HOA PROPERTY
T04489	APPARENT NON-HOA PROPERTY
T04605	APPARENT NON-HOA PROPERTY
T04963	APPARENT NON-HOA PROPERTY
T05598	APPARENT NON-HOA PROPERTY
T05785	APPARENT NON-HOA PROPERTY
T07149	APPARENT NON-HOA PROPERTY
T07308	APPARENT NON-HOA PROPERTY
T04175	APPARENT NON-HOA PROPERTY
T05076	APPARENT NON-HOA PROPERTY
T05127	APPARENT NON-HOA PROPERTY
T05293	APPARENT NON-HOA PROPERTY
T05300	APPARENT NON-HOA PROPERTY
T05619	APPARENT NON-HOA PROPERTY
T05801	APPARENT NON-HOA PROPERTY
T06177	APPARENT NON-HOA PROPERTY
T06235	APPARENT NON-HOA PROPERTY
T06308	APPARENT NON-HOA PROPERTY
T06319	APPARENT NON-HOA PROPERTY
T06452	APPARENT NON-HOA PROPERTY
T06478	APPARENT NON-HOA PROPERTY
T06703	APPARENT NON-HOA PROPERTY
T06882	APPARENT NON-HOA PROPERTY
T06993	APPARENT NON-HOA PROPERTY
T07174	APPARENT NON-HOA PROPERTY
T07341	APPARENT NON-HOA PROPERTY
T07348	APPARENT NON-HOA PROPERTY
T07547	APPARENT NON-HOA PROPERTY
T07638	APPARENT NON-HOA PROPERTY
Page | 14

T04094	APPARENT NON-HOA PROPERTY
T04224	APPARENT NON-HOA PROPERTY
T05036	APPARENT NON-HOA PROPERTY
T05253	APPARENT NON-HOA PROPERTY
T05399	APPARENT NON-HOA PROPERTY
T07475	APPARENT NON-HOA PROPERTY
T07505	APPARENT NON-HOA PROPERTY
T07550	APPARENT NON-HOA PROPERTY
T04282	APPARENT NON-HOA PROPERTY
T05959	APPARENT NON-HOA PROPERTY
T06116	APPARENT NON-HOA PROPERTY
CL03975	APPARENT NON-HOA PROPERTY
CL05747	APPARENT NON-HOA PROPERTY
CL06697	APPARENT NON-HOA PROPERTY
RD05804	APPARENT NON-HOA PROPERTY
RD07470	APPARENT NON-HOA PROPERTY
RD07955	APPARENT NON-HOA PROPERTY
CL05200	APPARENT NON-HOA PROPERTY
CL06786	APPARENT NON-HOA PROPERTY
CL06949	APPARENT NON-HOA PROPERTY
RD05437	APPARENT NON-HOA PROPERTY
RD05815	APPARENT NON-HOA PROPERTY
RD07306	APPARENT NON-HOA PROPERTY
CL03133	APPARENT NON-HOA PROPERTY
CL03638	APPARENT NON-HOA PROPERTY
CL04728	APPARENT NON-HOA PROPERTY
CL04815	APPARENT NON-HOA PROPERTY
CL05271	APPARENT NON-HOA PROPERTY
CL05610	APPARENT NON-HOA PROPERTY
CL05814	APPARENT NON-HOA PROPERTY
CL05899	APPARENT NON-HOA PROPERTY
CL05996	APPARENT NON-HOA PROPERTY
CL06053	APPARENT NON-HOA PROPERTY
CL06270	APPARENT NON-HOA PROPERTY
CL06593	APPARENT NON-HOA PROPERTY
CL06699	APPARENT NON-HOA PROPERTY
CL07079	APPARENT NON-HOA PROPERTY
CL07224	APPARENT NON-HOA PROPERTY
CL07382	APPARENT NON-HOA PROPERTY
CL07385	APPARENT NON-HOA PROPERTY
CL07419	APPARENT NON-HOA PROPERTY
Page | 15

CL07460	APPARENT NON-HOA PROPERTY
CL07502	APPARENT NON-HOA PROPERTY
RD05706	APPARENT NON-HOA PROPERTY
RD05892	APPARENT NON-HOA PROPERTY
RD06155	APPARENT NON-HOA PROPERTY
RD06286	APPARENT NON-HOA PROPERTY
RD06502	APPARENT NON-HOA PROPERTY
RD06585	APPARENT NON-HOA PROPERTY
RD07009	APPARENT NON-HOA PROPERTY
RD07156	APPARENT NON-HOA PROPERTY
RD07276	APPARENT NON-HOA PROPERTY
RD07387	APPARENT NON-HOA PROPERTY
RD08644	APPARENT NON-HOA PROPERTY
RD08778	APPARENT NON-HOA PROPERTY
q31128	APPARENT NON-HOA PROPERTY
q34486	APPARENT NON-HOA PROPERTY
q39010	APPARENT NON-HOA PROPERTY
q39592	APPARENT NON-HOA PROPERTY
q39608	APPARENT NON-HOA PROPERTY
q39988	APPARENT NON-HOA PROPERTY
q40163	APPARENT NON-HOA PROPERTY
q34425	APPARENT NON-HOA PROPERTY
q33599	APPARENT NON-HOA PROPERTY
q34211	APPARENT NON-HOA PROPERTY
q34250	APPARENT NON-HOA PROPERTY
q34550	APPARENT NON-HOA PROPERTY
q38783	APPARENT NON-HOA PROPERTY
q38805	APPARENT NON-HOA PROPERTY
q39192	APPARENT NON-HOA PROPERTY
q39294	APPARENT NON-HOA PROPERTY
q39350	APPARENT NON-HOA PROPERTY
q39352	APPARENT NON-HOA PROPERTY
q39371	APPARENT NON-HOA PROPERTY
q39517	APPARENT NON-HOA PROPERTY
q39615	APPARENT NON-HOA PROPERTY
q39622	APPARENT NON-HOA PROPERTY
q40030	APPARENT NON-HOA PROPERTY
q40050	APPARENT NON-HOA PROPERTY
q40052	APPARENT NON-HOA PROPERTY
q40149	APPARENT NON-HOA PROPERTY
q40306	APPARENT NON-HOA PROPERTY
Page | 16

q40376	APPARENT NON-HOA PROPERTY
q40742	APPARENT NON-HOA PROPERTY
q40821	APPARENT NON-HOA PROPERTY
q40845	APPARENT NON-HOA PROPERTY
q40897	APPARENT NON-HOA PROPERTY
q40901	APPARENT NON-HOA PROPERTY
q40938	APPARENT NON-HOA PROPERTY
q41206	APPARENT NON-HOA PROPERTY
q43847	APPARENT NON-HOA PROPERTY
q43861	APPARENT NON-HOA PROPERTY
q45799	APPARENT NON-HOA PROPERTY
q34448	APPARENT NON-HOA PROPERTY
NA04470	APPARENT NON-HOA PROPERTY
NA04474	APPARENT NON-HOA PROPERTY
NA04480	APPARENT NON-HOA PROPERTY
NA04785	APPARENT NON-HOA PROPERTY
NA04847	APPARENT NON-HOA PROPERTY
NA05015	APPARENT NON-HOA PROPERTY
NA05016	APPARENT NON-HOA PROPERTY
NA06821	APPARENT NON-HOA PROPERTY
NA07133	APPARENT NON-HOA PROPERTY
NA07151	APPARENT NON-HOA PROPERTY
NA08609	APPARENT NON-HOA PROPERTY
NA06990	APPARENT NON-HOA PROPERTY
NA04848	APPARENT NON-HOA PROPERTY
NA05306	APPARENT NON-HOA PROPERTY
NA05570	APPARENT NON-HOA PROPERTY
NA05572	APPARENT NON-HOA PROPERTY
NA05771	APPARENT NON-HOA PROPERTY
NA07158	APPARENT NON-HOA PROPERTY
NA07932	APPARENT NON-HOA PROPERTY
NA07048	APPARENT NON-HOA PROPERTY
NA07219	APPARENT NON-HOA PROPERTY
NA04289	APPARENT NON-HOA PROPERTY
q31785a	APPARENT NON-HOA PROPERTY
q31785b	APPARENT NON-HOA PROPERTY
q39473	APPARENT NON-HOA PROPERTY
q40008	APPARENT NON-HOA PROPERTY
q40676	APPARENT NON-HOA PROPERTY
q40678	APPARENT NON-HOA PROPERTY
q30877a	APPARENT NON-HOA PROPERTY
Page | 17

q30877b	APPARENT NON-HOA PROPERTY
q34310	APPARENT NON-HOA PROPERTY
q36902	APPARENT NON-HOA PROPERTY
q38461	APPARENT NON-HOA PROPERTY
q38788	APPARENT NON-HOA PROPERTY
q38789	APPARENT NON-HOA PROPERTY
q38792	APPARENT NON-HOA PROPERTY
q38793	APPARENT NON-HOA PROPERTY
q38796	APPARENT NON-HOA PROPERTY
q39231	APPARENT NON-HOA PROPERTY
q39687a	APPARENT NON-HOA PROPERTY
q39687b	APPARENT NON-HOA PROPERTY
q40203	APPARENT NON-HOA PROPERTY
q40213	APPARENT NON-HOA PROPERTY
q40337	APPARENT NON-HOA PROPERTY
q40569	APPARENT NON-HOA PROPERTY
q41082	APPARENT NON-HOA PROPERTY
q41104	APPARENT NON-HOA PROPERTY
q43742	APPARENT NON-HOA PROPERTY
q39000a	APPARENT NON-HOA PROPERTY
q39000b	APPARENT NON-HOA PROPERTY
q39742	APPARENT NON-HOA PROPERTY
q40070	APPARENT NON-HOA PROPERTY
q40930	APPARENT NON-HOA PROPERTY
q41249	APPARENT NON-HOA PROPERTY
q39394	APPARENT NON-HOA PROPERTY
q44359	APPARENT NON-HOA PROPERTY
q39719	APPARENT NON-HOA PROPERTY
q38470	APPARENT NON-HOA PROPERTY
q38476	APPARENT NON-HOA PROPERTY
q40208	APPARENT NON-HOA PROPERTY
q33267	APPARENT NON-HOA PROPERTY
q33776a	APPARENT NON-HOA PROPERTY
q33776b	APPARENT NON-HOA PROPERTY
q34191a	APPARENT NON-HOA PROPERTY
q34191b	APPARENT NON-HOA PROPERTY
q34493	APPARENT NON-HOA PROPERTY
q38503	APPARENT NON-HOA PROPERTY
q39083	APPARENT NON-HOA PROPERTY
q40523	APPARENT NON-HOA PROPERTY
q40531	APPARENT NON-HOA PROPERTY
Page | 18

q40825	APPARENT NON-HOA PROPERTY
q41179	APPARENT NON-HOA PROPERTY
q41677	APPARENT NON-HOA PROPERTY
q46749	APPARENT NON-HOA PROPERTY
q40823	APPARENT NON-HOA PROPERTY
q34546	APPARENT NON-HOA PROPERTY
q38614	APPARENT NON-HOA PROPERTY
q38618	APPARENT NON-HOA PROPERTY
q38960	APPARENT NON-HOA PROPERTY
q39009	APPARENT NON-HOA PROPERTY
q39409	APPARENT NON-HOA PROPERTY
q40635	APPARENT NON-HOA PROPERTY
q40637	APPARENT NON-HOA PROPERTY
q40854	APPARENT NON-HOA PROPERTY
q43728	APPARENT NON-HOA PROPERTY

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